Derivative Liabilities (Tables)	9 Months Ended
Sep. 30, 2016
Disclosure Text Block [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The Company recognized that the conversion feature embedded within its convertible debts is a financial derivative. The Generally Accepted Accounting Principles (GAAP) required that the Company’s embedded conversion option be accounted for at fair value. The following schedule shows the change in fair value of the derivative liabilities by September 30, 2016:

Description	Amount
Derivative liabilities - December 31, 2015	$-0-
Add fair value at the commitment date for convertible notes issued during the current year	743,467
Fair value mark to market adjustment for derivatives from the first quarter	(344,451)
Reduce fair value due to conversions	(23,141)
Derivative liabilities - September 30, 2016	375,875
Less: current portion	332,517
Long-term derivative liabilities	$43,358

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Derivative liabilities incurred during the period ended September 30, 2016 were valued based upon the following assumptions and key inputs:

	Commitment	Re-measurement
Assumption	Date	Date
Expected dividends:	0%	0%
Expected volatility:	679%-783%	264%-660%
Expected term (years):	1-2 years	0.34-1.72 years
Risk free interest rate:	0.51%-0.87%	0.29%-0.73%